LOANS RECEIVABLE - Schedule of Activity in Reserve Related to Representation and Warranties (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Receivables [Abstract]
Balance at beginning of year	$ 5,267	$ 3,535	$ 2,157
Additions to reserve	1,433	2,022	2,754
Losses, settlements, and penalties incurred	(4,063)	(290)	(1,376)
Balance at end of year	$ 2,637	$ 5,267	$ 3,535